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                            PROSPECTUS SUPPLEMENT TO

                        VAN ECK GLOBAL FUNDS PROSPECTUS

                               DATED MAY 1, 1998

AMENDMENT TO THE PROSPECTUS--"MANAGEMENT--PORTFOLIO MANAGERS"

Effective July, 1998, the International Investors Gold Fund and the Gold/Resources Fund will be managed by a team of analysts and strategists.

                   Prospectus Supplement Dated July 27, 1998

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